Debt instruments (Tables)	12 Months Ended
Dec. 31, 2025
Bank borrowings
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2025	2024
	US$'000	US$'000
Debt instruments carried at amortized cost:
Commercial Paper	26,014	10,135
Total	26,014	10,135

Amount due for settlement within 12 months	26,014	10,135
Amount due for settlement after 12 months	—	—
Total	26,014	10,135